OTHER SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2011
OTHER SIGNIFICANT TRANSACTIONS
OTHER SIGNIFICANT TRANSACTIONS
NOTE 6 - OTHER SIGNIFICANT TRANSACTIONS

Distribution Agreement

As disclosed in our Form 8-K filing on April 14, 2011, Juventas, LLC ("Juventas") purchased the exclusive right to sell the CellerateRX powder products in North America. This multi-year agreement had escalating sales requirements for Juventas to retain such exclusive rights.  We received an 'upfront' non-refundable payment of $500,000 from Juventas for this exclusive right to distribute CellerateRX powder, which was recorded as revenue in the first quarter of 2011.

The Distribution Agreement was subsequently amended on November 23, 2011, at which point the Company and WCI entered into a Note Purchase Agreement pursuant to which they issued to Juventas a Convertible Secured Promissory Note in the amount of $500,000 (see Note 8 "Notes Payable").  In connection with the Note Purchase Agreement, the Company, WCI, and certain of their affiliates entered into a security agreement with Juventas, pursuant to which the Promissory Note was secured by all inventory of the Company and WCI (together with any proceeds of such inventory). Additionally, certain affiliates of the Company entered into guaranty agreements with Juventas with respect to amounts owed under the Promissory Note (the "Guarantees" and, collectively with the Distribution Agreement, the Promissory Note, the Security Agreement, and the Guarantees, the "Juventas Agreements").